Financial instruments and related disclosures - Additional Information (Detail) $ in Billions	12 Months Ended
	Dec. 31, 2018 GBP (£) Customer	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 21,621,000,000	£ 13,178,000,000			£ 13,804,000,000	£ 10,727,000,000
Non-controlling interests	(688,000,000)	3,557,000,000
Total capital	25,300,000,000
Short-term finance through issuance of commercial paper	630,000,000	529,000,000
Maximum exposure to credit risk	11,080,000,000	9,988,000,000
Group trade receivables due from three largest US wholesalers	5,176,000,000	4,672,000,000
Cash and cash equivalents reported in assets held for sale	485,000,000
Carrying value of shares held by trust under employee share ownership plan	161,000,000	400,000,000
Market value of shares held by trust under employee share ownership plan	619,000,000	882,000,000
Treasury shares at cost	5,800,000,000	5,800,000,000
Net gains recognised in other comprehensive income	123,000,000	22,000,000
Net gains (losses) on financial investments held	98,000,000	(6,000,000)
Contingent consideration liabilities	6,286,000,000	6,172,000,000			£ 5,896,000,000	£ 3,855,000,000
Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	296,000,000	584,000,000
Increase in anticipated ontractual cashflows for repayment of debt and debt interest	9,900,000,000
Consumer health care joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Non-controlling interests	£ 0	£ 3,631,000,000
PercentageOfDivestmentStake	36.50%	36.50%
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	£ 8,213,000,000	£ 4,315,000,000
Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement	1,188,000,000	909,000,000
Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Remeasurement through income statement	56,000,000	53,000,000
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Net losses recognised in the income statement	1,233,000,000	970,000,000
Level 3 [member] | Equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on equity investments held	117,000,000	(6,000,000)
Level 3 [member] | Shionogi ViiV healthcare joint venture [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	5,937,000,000	5,542,000,000
Level 3 [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	296,000,000	584,000,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments	4,500,000,000
Cash and cash equivalents and liquid investments held centrally	2,900,000,000
Short-term finance through issuance of commercial paper	£ 1,900,000,000
Description of contractual committed facilities	The five-year committed facility was agreed in September 2015 and was extended by one year to 2021 in September 2016. The 364-day committed facility was agreed in September 2018. These facilities were undrawn at 31 December 2018. GSK considers this level of committed facilities to be adequate, given current liquidity requirements.
Description of maturity date of borrowings	GSK's borrowings mature at dates between 2019 and 2045.
Amount held at European medium term note programme	£ 20,000,000,000
Notes issued at European medium term note programme	11,400,000,000
Notes issued under us shelf registration	10,200,000,000		$ 12.9
Liquidity risk [member] | Novartis [member]
Disclosure of detailed information about financial instruments [line items]
Drawn amount	£ 3,500,000,000
Description of maturity date of borrowings	December 2019
Borrowings maturity extension period	June 2020
Liquidity risk [member] | Not later than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 5,800,000,000
Liquidity risk [member] | Not later than 1 year [member] | Tesaro [member]
Disclosure of detailed information about financial instruments [line items]
Committed facilities during the period | $			5.0
Liquidity risk [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Committed facilities during the period	2,000,000,000		2.5
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of cash held at unrated counter parties	20,000,000
Cash in transit	1,000,000
Bank balances and deposits held with counter parties	2,338,000,000	1,715,000,000
Cash held by subsidiary	£ 1,700,000,000
Credit risk [member] | Non USA [member]
Disclosure of detailed information about financial instruments [line items]
Number of major customers accounting for more than 5% of trade receivables | Customer	0
Credit risk [member] | Nigeria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	£ 6,000,000
Credit risk [member] | Austria [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	3,000,000
Credit risk [member] | Argentina [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2,000,000
Credit risk [member] | Uruquay [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	2,000,000
Credit risk [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Cash reserves	2,900,000,000
1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements	(2,000,000)	24,000,000
External credit grades [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk	700,000,000	500,000,000
BBB/Baa [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties	381,000,000	80,000,000
BBB -/ Baa3 Rated [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits held with counter parties	£ 22,000,000
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in interest rate	1.00%
Floating interest rate [member] | 1% (100 basis points) increase in sterling interest rates [member]
Disclosure of detailed information about financial instruments [line items]
Impact on income through interest rate movements	£ 13,000,000	5,000,000
Top of range [member] | Credit risk [member] | Non USA [member]
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance held by major customer account	5.00%
HDFC bank [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	£ 20,000,000
State Bank of India [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	1,000,000
Global insurance programme [member]
Disclosure of detailed information about financial instruments [line items]
Group trade receivables due from three largest US wholesalers	240,000,000
US commercial paper program [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Drawn amount	£ 600,000,000		$ 0.8	$ 0.7
Pharmaceuticals and Vaccines [member] | Credit risk [member] | US [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of sales to three largest wholesalers	82.00%
Group trade receivables due from three largest US wholesalers	£ 2,134,000,000	£ 1,265,000,000
ViiV healthcare [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest in subsidiary	78.30%